OAK RIDGE SMALL CAP GROWTH FUND
Class A (ORIGX)
Class C (ORICX)
Class I (ORIYX)
Class K (ORIKX)

OAK RIDGE INTERNATIONAL SMALL CAP FUND
Class A (ORIAX)
Class I (ORIIX)

OAK RIDGE DYNAMIC SMALL CAP FUND
Class A (ORSAX)
Class I (ORSIX)

OAK RIDGE TECHNOLOGY INSIGHTS FUND
Class A (ORTAX)
Class I (ORTHX)

OAK RIDGE GLOBAL EQUITY FUND
Class A (ORGEX)
Class I (OGESX)

OAK RIDGE DISCIPLINED GROWTH FUND
Class A (ORDGX)
Class I (ODGIX)

OAK RIDGE LARGE CAP GROWTH FUND
Class A (ORILX)
Class C (ORLCX)
Class I (PORYX)

OAK RIDGE DIVIDEND GROWTH FUND
Class A (ORDAX)
Class I (ORDNX)

Each a series of Investment Managers Series Trust (the “Trust”)

Supplement dated February 14, 2017, to the
Prospectus and Statement of Additional Information dated October 1, 2016.

Effective immediately, the following replaces the text preceding the fee table in each “Fees and Expenses of the Fund” section on pages 2, 9, 14, 20, 26, 32, 37 and 43 of the Prospectus:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Fund. More information about these and other discounts is available from your financial professional and in the section titled “Class A Shares” on page 76 of this Prospectus and in Appendix A of the Prospectus.

Effective immediately, the following replaces the footnote to the fee table in the “Fees and Expenses of the Fund” section for the Oak Ridge Global Equity Fund on page 26 of the Prospectus:

1
No sales charge applies on investments of $500,000 or more, but a contingent deferred sales charge (“CDSC”) of 1% will be imposed on certain redemptions of such shares within 12 months of the date of purchase.

2	“Other expenses” have been estimated for the current fiscal year. Actual expenses may differ from estimates.
3
The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.40% and 1.15% of the average daily net assets of the Fund’s Class A and Class I shares, respectively. This agreement is in effect until September 30, 2026, and it may be terminated before that date only by the Trust’s Board of Trustees. The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment.

Effective immediately, the following replaces the first paragraph of the “Class A Shares Purchase Programs” discussion on page 77 of the Prospectus:

Eligible purchasers of Class A shares also may be entitled to reduced or waived sales charges through certain purchase programs offered by the Funds. The availability of certain sales charge waivers and discounts will depend on whether you purchase your shares directly from the Funds or through a financial intermediary. Intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or CDSC waivers. In all instances, it is the purchaser’s responsibility to notify the Funds or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase Fund shares directly from the Funds or through another intermediary to receive these waivers or discounts. Please see Appendix A of the Prospectus for a description of waivers or discounts available through certain intermediaries.

Effective immediately, the following replaces the first paragraph of the “Class C Shares Purchase Programs” discussion on page 79 of the Prospectus:

Eligible purchasers of Class C Shares may also be entitled to a reduction in or elimination of CDSC through certain purchase programs offered by the Funds. You must notify the Funds or an authorized dealer whenever a reduced CDSC is applicable and may be required to provide the Funds, or their authorized dealer, with certain information or records to verify eligibility for a reduced CDSC. This includes the redemption of shares purchased through a dealer-sponsored asset allocation program maintained on an omnibus record-keeping system, provided the dealer of record has waived the advance of the first year distribution and service fees applicable to such shares and has agreed to receive such fees quarterly.

The availability of certain sales charge waivers and discounts will depend on whether you purchase your shares directly from the Funds or through a financial intermediary. Intermediaries may have different policies and procedures regarding the availability of CDSC waivers. In all instances, it is the purchaser’s responsibility to notify the Funds or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase Fund shares directly from the Funds or through another intermediary to receive these waivers or discounts. Please see Appendix A of the Prospectus for a description of waivers or discounts available through certain intermediaries.

Effective immediately, the following is added as Appendix A of the Prospectus:
Effective April 10, 2017, shareholders purchasing Fund shares through a Merrill Lynch platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in the Funds’ Prospectus or SAI.

Front-end Sales Load Waivers on Class A Shares available at Merrill Lynch
•
Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the plan is a group plan (more than one participant), the shares are not held in a commission-based brokerage account and shares are held in the name of the plan through an omnibus account

•	Shares purchased by or through a 529 Plan.
•	Shares purchased through a Merrill Lynch affiliated investment advisory program.
•	Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch’s platform.
•	Shares of Funds purchased through the Merrill Edge Self-Directed platform (if applicable).
•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same Fund (but not any other Fund within the Fund family).
•	Shares exchanged from Class C (i.e. level-load) shares of the same Fund in the month of or following the 10-year anniversary of the purchase date.
•	Employees and registered representatives of Merrill Lynch or its affiliates and their family members.
•	Directors or Trustees of the Funds, and employees of the Funds’ investment adviser or any of its affiliates, as described in this Prospectus.
•
Shares purchased from the proceeds of redemptions within the same Fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).

CDSC Waivers on Class A, B and C Shares Available at Merrill Lynch
•	Death or disability of the shareholder.
•	Shares sold as part of a systematic withdrawal plan as described in the Funds’ Prospectus.
•	Return of excess contributions from an IRA Account.
•	Shares sold as a part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70 ½.
•	Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch.
•	There will be no CDSC charged on the sale of Fund shares acquired through a right of reinstatement.
•	Shares held in retirement brokerage accounts that are exchanged for a lower cost share class due to transfer to a fee based account or platform (applicable to Class A and C shares only).

Front-end Load Discounts Available at Merrill Lynch: Breakpoints, Rights of Accumulation & Letters of Intent
•	Breakpoints as described in this Prospectus.
•
Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of Fund family assets held by accounts within the purchaser’s household at Merrill Lynch. Eligible Fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.

•	Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a Fund family, through Merrill Lynch, over a 13-month period of time (if applicable).

Please retain this Supplement with your records.